Fees Summary	Nov. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,640,125
Previously Paid Amount	0
Total Fee Amount	502.71
Total Offset Amount	0
Net Fee	$ 502.71